Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	47.29
Maximum Aggregate Offering Price	$ 1,182,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 163,268.73
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low prices of the Registrant's common stock, $0.01 par value per share ("Common Stock"), as reported on the New York Stock Exchange on July 31, 2026.